UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04993

Nicholas Limited Edition, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2006

Date of reporting period: 03/31/2006

Item 1. Schedule of Investments.

                                  Nicholas Limited Edition, Inc.
                                Schedule of Investments (unaudited)
                                         March 31, 2006

                                                                             VALUE
                                                                      ------------

COMMON STOCKS - 91.81%
               Consumer Cyclicals - Services - 0.55%
    25,000     G&K Services, Inc.                                     $  1,063,500
                                                                      ------------

               Consumer Discretionary - Consumer Services - 0.29%
       900     Chipolte Mexican Grill, Inc.- Class A  *                     49,851
     5,000     Strayer Education, Inc.                                     511,300
                                                                      ------------
                                                                           561,151
                                                                      ------------
               Consumer Discretionary - Hotels, Restaurants
                & Leisure - 3.16%
    66,250     Applebee's International, Inc.                            1,626,438
    50,800     Matthews International Corporation                        1,943,608
    72,500     Shuffle Master, Inc.   *                                  2,591,150
                                                                      ------------
                                                                         6,161,196
                                                                      ------------
               Consumer Discretionary - Media - 1.63%
   215,000     Radio One, Inc. - Class A   *                             1,608,200
   104,477     Salem Communications Corporation  *                       1,568,200
                                                                      ------------
                                                                         3,176,400
                                                                      ------------
               Consumer Discretionary - Retail - 3.04%
    95,000     O'Reilly Automotive, Inc.   *                             3,473,200
    17,500     Tractor Supply Company   *                                1,160,950
    30,000     United Auto Group, Inc.                                   1,290,000
                                                                      ------------
                                                                         5,924,150
                                                                      ------------
               Consumer Staples - Food, Beverage &
                & Tobacco - 0.51%
    25,000     J.M. Smucker Company (The)                                  992,500
                                                                      ------------
               Energy - 3.90%
    33,500     Crosstex Energy, Inc.                                     2,594,575
    26,000     Denbury Resources Inc.   *                                  823,420
   150,400     Exploration Company of Delaware (The)  *                  1,690,496
   190,000     Grey Wolf, Inc.   *                                       1,413,600
    30,000     Hornbeck Offshore Services,Inc.  *                        1,082,100
                                                                      ------------
                                                                         7,604,191
                                                                      ------------
               Exchange Traded Fund - 2.25%
    55,000     iShares Russell 2000 Growth Index Fund                    4,383,500
                                                                      ------------
               Financials - Banks - 3.52%
   101,000     Baylake Corp.                                             1,656,400
    55,000     Commerce Bancorp, Inc.                                    2,015,750
    60,000     FirstMerit Corporation                                    1,479,600
    20,000     PrivateBancorp, Inc.                                        829,800
    15,000     Wintrust Financial Cororation                               872,550
                                                                      ------------
                                                                         6,854,100
                                                                      ------------
               Financials - Diversified - 6.77%
    28,000     Affiliated Managers Group, Inc.  *                        2,985,080
    90,000     Eaton Vance Corp.                                         2,464,200
    45,000     Edwards (A.G.), Inc.                                      2,243,700
    58,300     National Financial Partners Corporation                   3,295,116
    95,000     Waddell & Reed Financial, Inc.                            2,194,500
                                                                      ------------
                                                                        13,182,596
                                                                      ------------
               Financials - Insurance - 5.36%
   120,000     Brown & Brown, Inc.                                       3,984,000
   112,500     HCC Insurance Holdings, Inc.                              3,915,000
    25,500     IPC Holdings, Ltd.                                          715,275
    53,400     Willis Group Holdings Limited                             1,829,484
                                                                      ------------
                                                                        10,443,759
                                                                      ------------
               Health Care - Equipment - 10.69%
    45,000     Advanced Medical Optics, Inc.   *                         2,098,800
     4,800     Conor Medsystems, Inc.   *                                  141,120
     7,197     Cooper Companies, Inc. (The)                                388,854
    60,000     ev3 Inc.   *                                              1,062,600
    55,000     ICU Medical, Inc.   *                                     1,990,450
    70,100     Kinetic Concepts, Inc.   *                                2,886,017
    92,100     Micrus Endovascular Corporation  *                        1,302,294
    47,500     Molecular Devices Corporation   *                         1,575,100
    76,200     MWI Veterinary Supply, Inc.  *                            2,506,980
    50,000     NuVasive, Inc.   *                                          942,500
    74,000     Respironics, Inc.   *                                     2,879,340
    47,000     United Surgical Partners International, Inc.  *           1,664,270
    70,000     Wright Medical Group, Inc.   *                            1,382,500
                                                                      ------------
                                                                        20,820,825
                                                                      ------------
               Health Care - Pharmaceuticals &
                Biotechnology - 3.47%
    49,000     Charles River Laboratories International, Inc.  *         2,401,980
    87,500     Medicis Pharmaceutical Corporation                        2,852,500
    25,000     Techne Corporation   *                                    1,503,500
                                                                      ------------
                                                                         6,757,980
                                                                      ------------
               Health Care - Services - 6.72%
   122,500     Allion Healthcare, Inc.   *                               1,661,100
    80,000     AmSurg Corp.   *                                          1,815,200
    62,500     DaVita, Inc.   *                                          3,763,125
    25,000     DexCom, Inc.   *                                            506,750
    27,500     IDEXX Laboratories, Inc.   *                              2,374,900
   104,000     VCA Antech, Inc.   *                                      2,961,920
                                                                      ------------
                                                                        13,082,995
                                                                      ------------
               Industrials - Capital Goods - 6.98%
    35,000     Ceradyne, Inc.   *                                        1,746,500
    62,118     DRS Technologies, Inc.                                    3,408,415
    42,500     Fastenal Company                                          2,011,950
    70,150     Graco Inc.                                                3,186,914
    60,000     MSC Industrial Direct Co., Inc. - Class A                 3,241,200
                                                                      ------------
                                                                        13,594,979
                                                                      ------------
               Industrials - Commerical Services
                & Supplies - 6.85%
    33,000     Advisory Board Company (The)   *                          1,840,410
    65,000     Brady Corporation                                         2,434,900
    21,061     ChoicePoint Inc.   *                                        942,480
    65,000     Mine Safety Appliances Company                            2,730,000
   120,000     Mobile Mini, Inc.   *                                     3,710,400
    25,000     Stericycle, Inc.   *                                      1,690,500
                                                                      ------------
                                                                        13,348,690
                                                                      ------------
               Industrials - Transportation - 1.79%
    35,000     C.H. Robinson Worldwide, Inc.                             1,718,150
    89,250     Knight Transportation, Inc.                               1,762,687
                                                                      ------------
                                                                         3,480,837
                                                                      ------------
               Information Technology - Communication
                Equipment - 1.10%
   175,000     Andrew Corporation   *                                    2,149,000
                                                                      ------------
               Information Technology - Hardware &
                Equipment - 8.40%
     1,900     Dolby Laboratories, Inc.   *                                 39,710
    17,300     DTS, Inc.   *                                               340,118
   155,000     Emulex Corporation   *                                    2,648,950
   150,000     FLIR Systems, Inc.   *                                    4,261,500
    75,000     Packeteer, Inc.   *                                         870,000
    65,900     Plantronics, Inc.                                         2,334,837
    60,000     Powerwave Technologies, Inc.   *                            809,400
    30,000     ScanSource, Inc.   *                                      1,812,300
   105,000     Tekelec   *                                               1,452,150
   125,000     Vishay Intertechnology, Inc.   *                          1,780,000
                                                                      ------------
                                                                        16,348,965
                                                                      ------------
               Information Technology - Semiconductors &
                Semiconductor Equipment - 4.85%
   140,000     Entegris, Inc.   *                                        1,489,600
   110,000     Micrel, Incorporated   *                                  1,630,200
    40,000     MICROS Systems, Inc.   *                                  1,842,800
    50,000     PortalPlayer, Inc.   *                                    1,111,500
   120,000     Wright Express Corporation   *                            3,366,000
                                                                      ------------
                                                                         9,440,100
                                                                      ------------
               Information Technology - Software
                & Services - 7.94%
    52,500     Business Objects S.A.   *                                 1,914,675
    57,500     FactSet Research System Inc.                              2,550,125
    30,900     Heartland Payment Systems,Inc.  *                           765,393
    45,000     Hyperion Solutions Corporation   *                        1,467,000
   148,000     Keane, Inc.   *                                           2,331,000
    30,000     NAVTEQ Corporation   *                                    1,519,500
    40,000     Plexus Corp.   *                                          1,502,800
    87,500     TESSCO Technologies Incorporated  *                       1,618,750
    65,000     Websense, Inc.   *                                        1,792,700
                                                                      ------------
                                                                        15,461,943
                                                                      ------------
               Materials - 1.15%
    40,500     AptarGroup, Inc.                                          2,237,625
                                                                      ------------
               Telecommunication Services - 0.89%
    92,500     Asia Satellite Telecommunications Holdings Limited        1,729,750
                                                                      ------------
TOTAL Common Stocks    (COST: $   15,523,434)                          178,800,732
                                                                      ------------

SHORT-TERM INVESTMENTS - 7.97%
               Commercial Paper - 7.02%
$1,000,000     Walt Disney Company (The) 04/03/06, 4.60%                 1,000,000
   100,000     Walt Disney Company (The) 04/04/06, 4.77%                    99,987
 1,000,000     Fiserv, Inc. 04/05/06, 4.75%                                999,736
   930,000     General Mills, Inc. 04/06/06, 4.77%                         929,630
   125,000     Kraft Foods Inc. 04/07/06, 4.61%                            124,936
   725,000     Mortgage Interest Networking Trust 04/07/06, 4.62%          724,628
   890,000     AT&T Inc. 04/10/06, 4.67%                                   889,192
 1,060,000     Fiserv, Inc. 04/11/06, 4.80%                              1,058,869
   150,000     Kraft Foods Inc. 04/12/06, 4.66%                            149,825
 1,165,000     General Mills, Inc. 04/13/06, 4.72%                       1,163,472
   750,000     Walt Disney Company (The) 04/17/06, 4.59%                   748,661
 1,225,000     General Electric Capital Corporation 04/18/06, 4.73%      1,222,586
   300,000     General Electric Capital Corporation 04/19/06, 4.73%        299,369
   675,000     John Deere Capital Corporation 04/20/06, 4.81%              673,467
 1,000,000     Tribune Company 04/21/06, 4.81%                             997,595
 1,080,000     Sara Lee Corporation 04/24/06, 4.78%                      1,076,989
   475,000     Fortune Brands, Inc. 04/25/06, 4.72%                        473,630
   264,000     Fiserv, Inc. 05/01/06, 4.95%                                262,983
   775,000     Fortune Brands, Inc. 05/09/06, 4.76%                        771,311
                                                                      ------------
                                                                        13,666,866
                                                                      ------------
               Variable Rate Demand Notes - 0.95%
 1,856,567     Wisconsin Corporate Central Credit Union
                04/01/06, 4.49%                                          1,856,567
                                                                      ------------
TOTAL Short-Term Investments   (COST: $   15,523,433)                   15,523,433
                                                                      ------------

TOTAL SECURITY HOLDINGS  ( 99.78%):                                  194,324,165
OTHER ASSETS, NET OF LIABLITIES  ( 0.22%):                               426,523
                                                                      ------------
TOTAL NET ASSETS:                                                     $194,750,688
                                                                      ------------
                                                                      ------------

( ) - % OF NET ASSETS
(*) - NON-INCOME PRODUCING

As of March 31, 2006, investment cost for federal tax purposes was $137,183,488 and the tax basis components of unrealized appreciation/depreciation were as follows:

              Unrealized appreciation ....................... $60,789,762
              Unrealized depreciation .......................  (3,649,085)
                                                              -----------
              Net unrealized appreciation ................... $57,140,677
                                                              -----------
                                                              -----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Item 2. Controls and Procedures.

(a)  The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Limited Edition, Inc.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 05/25/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 05/25/2006

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 05/25/2006